Contract assets	12 Months Ended
Dec. 31, 2021
Contract assets

11.	Contract assets

	12.31.2021	12.31.2020
Power distribution service concession (11.1)	1,798,195	1,114,961
Piped gas distribution service concession (11.2)	29,815	27,254
Power transmission concession (11.3)	5,060,038	4,350,582
	6,888,048	5,492,797
Current	148,488	285,682
Noncurrent	6,739,560	5,207,115

11.1	Power distribution service concession contract

	Assets	Special liabilities	Total
Balance as of January 1, 2020	875,354	(31,070)	844,284
Acquisitions	1,391,267	-	1,391,267
Customers contributions	-	(112,689)	(112,689)
Provision for legal claims added to the cost of the works	1,522	-	1,522
Transfers to intangible assets (Note 19.1)	(1,016,482)	105,116	(911,366)
Transfers to accounts receivable - concessions (Note 10.1)	(94,978)	8,824	(86,154)
Loss on disposal	(11,903)	-	(11,903)
Balance as of December 31, 2020	1,144,780	(29,819)	1,114,961
Acquisitions	1,765,226	-	1,765,226
Customers contributions	-	(160,826)	(160,826)
Provision for legal claims added to the cost of the works	33,040	-	33,040
Transfers to intangible assets (Note 19.1)	(943,905)	122,346	(821,559)
Transfers to accounts receivable - concessions (Note 10.1)	(140,120)	14,628	(125,492)
Loss on disposal	(7,155)	-	(7,155)
Balance as of December 31, 2021	1,851,866	(53,671)	1,798,195

11.2	Piped gas distribution service concession contract

Balance as of January 1, 2020	26,734
Acquisitions	15,187
Transfers to intangible assets (Note 19.3)	(7,277)
Transfers from/to accounts receivable - concessions (Note 10.2)	(7,390)
Balance as of December 31, 2020	27,254
Acquisitions	14,269
Transfers to intangible assets (Note 19.3)	(3,398)
Transfers to accounts receivable - concessions (Note 10.2)	(8,310)
Balance as of December 31, 2021	29,815

11.3	Transmission service concession contract

	Concession assets	RBSE assets	Total
Balance as of January 1, 2020	2,601,929	1,317,706	3,919,635
Realization of gains/losses in business combinations	722	-	722
Transfers to electricity grid use charges - customers	(312,120)	(266,027)	(578,147)
Transfers to property, plant and equipment	(613)	-	(613)
Transfers from litigations	(576)	-	(576)
Remuneration	489,438	291,669	781,107
Construction revenue	255,578	-	255,578
Construction income	4,217	-	4,217
Loss from inefficiency (11.3.1)	(7,654)	-	(7,654)
Loss on disposal	(23,687)	-	(23,687)
Balance as of December 31, 2020	3,007,234	1,343,348	4,350,582
Realization of gains/losses in business combinations	722	-	722
Transfers to electricity grid use charges - customers	(315,358)	(250,520)	(565,878)
Transfers to property, plant and equipment	(1,483)	-	(1,483)
Transfers from litigations	3,376	-	3,376
Remuneration	621,366	242,872	864,238
Construction revenue	187,733	-	187,733
Construction income	3,097	-	3,097
Gain from efficiency (11.3.1)	125,699	91,952	217,651
Balance as of December 31, 2021	3,632,386	1,427,652	5,060,038

11.3.1	Gain (loss) due to efficiency or inefficiency in the implementation and operation of transmission infrastructure

In the construction and operation of the transmission infrastructure, possible positive or negative impacts are expected due to delays and additional costs due to environmental issues, variation in costs, mainly with cables and structures when indexed to foreign currency, additional easement costs and land negotiations, potential earthworks for unforeseen events, early maturity of commercial transactions and RAP revision/readjustment according to the regulatory standards and contractual provisions. Changes in the original project that affect its profitability are recognized directly in the statement of income when incurred, except for the part of RAP related to the operation and maintenance performance of the assets that is recognized as the services are performed.

In the year 2021, there was an estimated efficiency gain of R$217,651. The main impacts are described as follows:

• Gain of R$91,952 arising from the reprofiling of RBSE assets;

• Gain of R$52,277 from the Periodic Tariff Review of contracts 010/2010 (LT Araraquara – Taubaté), 015/2010 (Cerquilho) and 006/2016 (LT Blumenau – Curitiba Leste);

• Gain of R$24,804 for the success of the partial claim by Copel GeT on the exclusion of liability related to contract 010/2010 (LT Araraquara – Taubaté), in which it was decided to extend 878 days from the end of the concession contract; and

• Efficiency gains in the construction of reinforcements and improvement in the amount of R$48,618 due to the construction cost being lower than expected.

11.3.2	Assumptions adopted for the calculation of contract assets

.		12.31.2021		12.31.2020
	Concession assets	RBSE assets	Concession assets	RBSE assets
Construction income	1.65%	N/A	1.65%	N/A
Operating and maintenance margin	1.65%	N/A	1.65%	N/A
Remuneration rate (a)	9.56% p.y.	9.54% p.y.	9.58% p.y.	9.54% p.y.
Contract correction index	IPCA (b)	IPCA	IPCA (b)	IPCA
Annual RAP, according to Homologatory Resolution	456,499	192,288	415,455	279,406
(a) Average rate of contracts
(b) Contract 075/2001 - LT 230 kV Bateias - Jaguariaíva, from Copel GET, and contract 002/2005 - LT 525 kV Ivaiporã - Londrina, from Uirapuru, are adjusted by the IGPM.